SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Basis of presentation- Debt (Details) € in Millions, ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Dec. 31, 2021 CNY (¥)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Working capital deficit	¥ 4,172			$ 586
Unused facilities | ¥	2,900
Net Cash Provided by (Used in) Operating Activities	520	$ 72	¥ 473
Equity securities with readily determinable fair value	¥ 1,915			$ 269		¥ 2,589
Revolving credit facility [Member]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Unused facilities | €					€ 70